PROPERTY, PLANT AND EQUIPMENT PROPERTY, PLANT AND EQUIPMENT (Details Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 05, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Weighted Average Useful Life of Machinery and Equipment	12
Depreciation expense	$ 198.1	$ 124.5	$ 120.7
Interest capitalized	1.1	0.2	1.1
Maintenance and repairs	158.5	125.0	134.7
(Decrease) Increase in Capital Expenditures Incurred but Not Yet Paid	(7.4)	(0.5)	7.9
Proceeds from sale/leaseback of equipment	0.0	$ 0.0	35.8
Capital Leased Assets, Gross	$ 1.4		$ 4.2
DCP Business
Property, Plant and Equipment [Line Items]
Business Combination, Property, Plant, and Equipment Acquired				$ 3,090.8